Cash (Details) $ in Thousands, $ in Thousands, $ in Thousands	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 MXN ($)	Dec. 31, 2020 CAD ($)
Cash
Cash	$ 105,900	$ 54,242	$ 565	$ 33,407	$ 15,810	$ 54,799	$ 197,427
Canadian dollars
Cash
Cash	32,444			9,962
Mexican Pesos
Cash
Cash	35			3,402
U.S. dollars
Cash
Cash	$ 73,465			$ 20,043